Inventories (Details) - Inventories (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]0
Raw materials	$ 146,285	$ 125,068	$ 158,316
Work in process	74,979	46,974	179,314
Finished goods	709,285	120,608	157,856
Inventories, net	$ 930,549	$ 292,650	$ 495,486